Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 989,253,972	$ 608,965,226	$ 808,585,471
Adjustments for:
Interest income	(18,677,943)	(7,681)	(158,863)
Finance costs	27,705,955	9,047,063	28,724,758
Depreciation	113,919	334,841	379,132
Dividend income	(92,316,548)	(99,227,724)	(22,564,600)
Gain related to disposed investment	(8,235,180)	0	(46,943,698)
Net fair value changes on financial assets at fair value through profit or loss and stock loan	641,603,993	(256,460,295)	(684,679,252)
Net fair value changes on derivative financial asset	(1,165,220,000)	0	0
Cash flows from (used in) operations before changes in working capital	374,228,168	262,651,430	83,342,948
Decrease/(increase) in accounts receivable	(185,286,520)	(67,920,338)	(169,351)
Increase in prepayments, deposits and other receivables	(3,097,113)	(10,140,416)	(3,769,215)
(Increase)/decrease in due from a related company	0	7,500	(2,104,418)
(Decrease)/increase in other payables and accruals	97,893,906	73,607,010	(3,063,112)
Change in amount with immediate holding company	0	439,200,382	284,494,845
Change in amount with fellow subsidiaries	0	(699,864,420)	(460,296,468)
Decrease in financial assets at fair value through profit or loss	81,711,180	0	199,909,698
Increase in accounts payables	259,825,630	(229,906)	7,844,897
Cash from/(used in) operations	625,275,251	(2,688,758)	106,189,824
Profits tax paid	(9,207,649)	(17,435,053)	(44,586,669)
Dividend received	92,316,548	99,227,724	22,564,600
Interest received	1,115,839	7,681	158,863
Net cash flows generated from operating activities	709,499,989	79,111,594	84,326,618
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of items of property, plant and equipment	(13,710)	(14,214)	(138,704)
Advance to immediate holding company	(2,957,926,150)	0	0
Net cash flows used in investing activities	(2,957,939,860)	(14,214)	(138,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares	2,767,254,756	0	0
Share issue expenses	(58,263,976)	0	0
Proceeds from issue of warrants	15,699,600	0	0
Exercise of warrants	78,498,000
Proceeds from issue of convertible bond	116,809,500
Repayment of margin loans	(4,277,101)	(351,610,081)	(38,557,701)
Proceeds from margin loans	0	322,000,000	0
Financing costs paid	(27,705,955)	(9,047,063)	(28,724,758)
Net cash flows (used in)/generated from financing activities	2,888,014,824	(38,657,144)	(67,282,459)
NET INCREASE IN CASH AND CASH EQUIVALENTS	639,574,953	40,440,236	16,905,455
Cash and cash equivalents at beginning of year	126,855,518	86,415,282	69,509,827
CASH AND CASH EQUIVALENTS AT END OF YEAR	766,430,471	126,855,518	86,415,282
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 766,430,471	$ 126,855,518	$ 86,415,282